UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

October 31, 2014

Portfolio of Investments

Common Stocks — 50.0%

Security	Shares	Value

Botswana — 3.0%
Barclays Bank of Botswana, Ltd.	343,800	$134,558
Botswana Insurance Holdings, Ltd.	259,400	321,659
Engen Botswana, Ltd.	177,211	186,705
First National Bank of Botswana	710,000	278,650
Letshego Holdings, Ltd.	1,188,500	353,214
Sechaba Breweries, Ltd.	84,100	256,268

		$1,531,054

China — 0.7%
Tencent Holdings, Ltd.	23,500	$377,698

		$377,698

Colombia — 3.4%
Almacenes Exito SA	9,650	$136,108
Banco Davivienda SA, PFC Shares	4,600	68,637
Bancolombia SA, PFC Shares	19,500	274,090
Cementos Argos SA	18,300	93,390
Cemex Latam Holdings SA(1)	8,000	71,388
Corporacion Financiera Colombiana SA	3,600	70,863
Corporacion Financiera Colombiana SA(1)	98	1,810
Ecopetrol SA	226,100	302,199
Grupo Argos SA	18,900	205,581
Grupo Aval Acciones y Valores SA, PFC Shares	68,700	46,579
Grupo de Inversiones Suramericana	15,500	322,279
Interconexion Electrica SA	17,700	75,703
ISAGEN SA ESP	38,000	50,051

		$1,718,678

Egypt — 4.0%
Commercial International Bank	151,200	$1,044,599
Egypt Kuwait Holding Co.(1)	81,366	72,583
El Sewedy Cables Holding Co.(1)	21,900	139,554
Ghabbour Auto(1)	24,200	109,200
Global Telecom Holding SAE(1)	447,200	273,192
Sidi Kerir Petrochemicals Co.	39,900	101,158
Talaat Moustafa Group	180,100	267,828

		$2,008,114

Georgia — 0.2%
Bank of Georgia Holdings PLC	2,839	$116,435

		$116,435

Security	Shares	Value

Jordan — 2.1%
Al Eqbal Co. for Investment PLC	6,091	$101,323
Alia The Royal Jordanian Airlines PLC(1)	176,552	119,279
Arab Pesticides & Veterinary Drugs Manufacturing Co.	48,085	133,579
Bank of Jordan	24,153	86,811
Cairo Amman Bank	28,147	106,449
Jordan Petroleum Refinery	37,370	201,308
Jordan Phosphate Mines(1)	12,013	103,075
Jordanian Electric Power Co.	30,000	114,655
United Cable Industries Co.	116,908	99,920

		$1,066,399

Kazakhstan — 3.6%
Halyk Savings Bank of Kazakhstan JSC GDR(2)	44,900	$440,020
KazMunaiGas Exploration Production GDR(2)	61,594	982,424
Kcell JSC GDR(2)	30,700	412,498

		$1,834,942

Kenya — 2.2%
Co-operative Bank of Kenya, Ltd. (The)	334,833	$79,345
East African Breweries, Ltd.	33,604	106,782
Equity Bank, Ltd.	522,800	298,316
Kenya Airways, Ltd.(1)	383,378	39,029
Kenya Commercial Bank, Ltd.	359,000	220,949
Kenya Electricity Generating Co., Ltd.	637,525	71,537
Kenya Power & Lighting, Ltd.	313,400	59,697
Safaricom, Ltd.	1,648,917	225,068

		$1,100,723

Latvia — 1.5%
Grindeks(1)	18,290	$128,338
Olainfarm	61,700	537,812
SAF Tehnika(1)	28,900	69,278

		$735,428

Mauritius — 2.4%
Alteo, Ltd.	52,987	$58,917
ENL Land, Ltd.	38,911	62,310
Gamma Civic, Ltd.	54,086	83,867
Harel Mallac & Co., Ltd.	31,500	115,189
MCB Group, Ltd.	18,408	122,782
New Mauritius Hotels, Ltd.	82,230	230,861
Omnicane, Ltd.	15,009	41,032
Rogers & Co., Ltd.	18,715	152,143
SBM Holdings, Ltd.(1)	5,094,606	168,846

1	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Mauritius (continued)
Terra Mauricia, Ltd.	90,156	$99,968
Vivo Energy Mauritius, Ltd.	23,359	102,466

		$1,238,381

Peru — 3.3%
Cia de Minas Buenaventura SA ADR	18,772	$172,702
Credicorp, Ltd.	6,534	1,051,974
Southern Copper Corp.	16,300	469,114

		$1,693,790

Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	41,400	$47,991
ABS-CBN Holdings Corp. PDR	87,100	88,885
Alliance Global Group, Inc.	85,700	48,299
Bank of the Philippine Islands	6,149	13,030
BDO Unibank, Inc.	6,800	14,843
Globe Telecom, Inc.	1,375	51,627
Metro Pacific Investments Corp.	202,000	22,860
Metropolitan Bank & Trust Co.	12,000	22,062
Philex Mining Corp.	282,100	57,211
Philippine Long Distance Telephone Co.	850	59,435
Universal Robina Corp.	19,000	78,702

		$504,945

Qatar — 0.5%
Ooredoo Q.S.C.	6,800	$235,565

		$235,565

Romania — 2.6%
Banca Transilvania(1)	644,300	$330,105
BRD-Group Societe Generale(1)	106,900	243,019
Electrica SA(1)	44,500	149,871
Societatea Nationala de Gaze Naturale ROMGAZ SA	33,600	327,482
Transgaz SA Medias	3,800	256,224

		$1,306,701

Serbia — 7.0%
Aerodrom Nikola Tesla AD Beograd(1)	43,200	$383,849
Energoprojekt Holding AD Beograd	62,500	616,558
Gosa AD Montaza Velika Plana	1,378	34,414
Imlek AD	6,166	288,570
Komercijalna Banka AD Beograd(1)	4,500	125,188
Metalac AD	4,700	111,624
Naftna Industrija Srbije	216,465	1,983,795

		$3,543,998

Security	Shares	Value

Singapore — 1.9%
Interra Resources, Ltd.(1)	1,876,000	$313,828
Yoma Strategic Holdings, Ltd.(1)	1,208,000	629,912

		$943,740

Sri Lanka — 4.4%
Access Engineering PLC	458,000	$111,997
Aitken Spence Hotel Holdings PLC, Class H	106,700	69,778
Aitken Spence PLC	99,000	79,820
Chevron Lubricants Lanka PLC	33,100	86,411
Commercial Bank of Ceylon PLC	217,067	275,688
Dialog Axiata PLC	2,471,500	231,823
Distilleries Co. of Sri Lanka PLC	79,500	129,781
Hatton National Bank PLC	43,300	48,834
Hatton National Bank PLC (Non Voting)	86,400	130,396
John Keells Holdings PLC	276,600	544,998
National Development Bank PLC	91,600	170,507
Sampath Bank PLC	45,900	84,042
Tokyo Cement Co. (Lanka) PLC	528,600	242,081

		$2,206,156

Thailand — 1.3%
PTT Exploration & Production PCL(3)	53,050	$238,508
Toyo-Thai Corp. PCL(3)	471,400	423,251

		$661,759

United Kingdom — 0.9%
Genel Energy PLC(1)	40,000	$449,914

		$449,914

Vietnam — 4.0%
Bank for Foreign Trade of Vietnam JSC	67,915	$88,408
Bank for Investment & Development of Vietnam	28,300	17,955
Bao Viet Holdings	16,400	29,905
Everpia Vietnam JSC	3,970	4,639
FPT Corp.	69,937	167,677
Gemadept Corp.	40,700	65,987
HAGL JSC	55,860	64,303
Hoa Phat Group JSC	17,837	46,111
Hoa Sen Group	11,340	26,624
Imexpharm Pharmaceutical JSC	22,770	41,748
Kinh Bac City Development Share Holding Corp.(1)	45,600	36,221
Masan Group Corp.(1)	49,500	189,492
Nam Long Investment Corp.	110,000	91,436
Ocean Group JSC	17,000	7,838
PetroVietnam Drilling and Well Services JSC	32,193	142,297
PetroVietnam Fertilizer & Chemical JSC	37,150	52,556

2	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Vietnam (continued)
PetroVietnam Gas JSC	19,100	$95,110
PetroVietnam Technical Services JSC	46,000	87,326
Pha Lai Thermal Power JSC	32,300	38,261
Refrigeration Electrical Engineering Corp.	100,000	136,636
Saigon - Hanoi Commercial Joint Stock Bank	73,700	30,165
Saigon Securities, Inc.	105,000	153,466
Saigon Thuong Tin Commercial JSB	88,900	79,794
Tan Tao Investment Industry Co.(1)	119,300	48,832
Traphaco JSC	18,690	66,636
Vietnam Construction and Import-Export JSC	37,700	22,692
Vietnam Joint Stock Commercial Bank for Industry and Trade	20,700	14,301
Vingroup JSC	66,452	150,011
Vinh Son - Song Hinh Hydropower JSC	27,500	18,744

		$2,015,171

Total Common Stocks (identified cost $25,611,116)		$25,289,591

Equity-Linked Securities(4)(5) — 4.4%

Security	Maturity Date	Shares	Value

Saudi Arabia — 4.4%
Al Rajhi Bank	7/24/17	14,700	$257,132
Al Tayyar	3/22/16	2,000	72,833
Alinma Bank(1)	7/24/17	17,300	109,855
Almarai Co.	7/24/17	3,600	76,884
Bank Al-Jazira(1)	7/24/17	7,400	61,834
Banque Saudi Fransi	7/24/17	10,100	98,531
Dar Al Arkan Real Estate Development(1)	3/22/16	17,700	60,977
Etihad Etisalat Co.(1)	7/24/17	7,500	159,176
National Industrialization Co.	7/24/17	7,000	57,001
Riyad Bank	7/24/17	18,000	94,635
Samba Financial Group	7/24/17	10,700	130,479
Saudi Arabian Fertilizer Co.	2/23/15	2,300	98,165
Saudi Arabian Mining Co.(1)	7/24/17	6,100	62,516
Saudi Basic Industries Corp.	7/24/17	10,300	304,395
Saudi Cement Co.	7/24/17	2,500	74,049
Saudi Electricity Co.	1/26/15	16,600	75,107
Saudi Industrial Investment Group	7/24/17	7,400	71,107
Saudi Kayan Petrochemical Co.(1)	7/24/17	18,200	70,219
Saudi Telecom Co.	7/24/17	6,200	122,909
Savola Group	1/26/15	5,200	118,505
Yanbu National Petrochemicals Co.	7/24/17	3,600	61,771

Total Equity-Linked Securities (identified cost $2,346,773)			$2,238,080

Investment Funds — 2.4%

Security	Shares	Value

Romania — 2.4%
Fondul Proprietatea SA	4,588,600	$1,226,251

Total Investment Funds (identified cost $1,142,361)		$1,226,251

Short-Term Investments — 39.8%

U.S. Treasury Obligations — 19.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/28/14(6)	$10,000	$9,999,980

Total U.S. Treasury Obligations (identified cost $9,999,869)		$9,999,980

Other — 20.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$10,093	$10,093,410

Total Other (identified cost $10,093,410)		$10,093,410

Total Short-Term Investments (identified cost $20,093,279)		$20,093,390

Total Investments — 96.6% (identified cost $49,193,529)		$48,847,312

Other Assets, Less Liabilities — 3.4%		$1,712,254

Net Assets — 100.0%		$50,559,566

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction

3	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2014

Portfolio of Investments — continued

not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2014, the aggregate value of these securities is $1,834,942 or 3.6% of the Portfolio’s net assets.

(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $2,238,080 or 4.4% of the Portfolio’s net assets.

(5)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings, Inc.) in addition to the market risk of the underlying security.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.5%	$9,880,916
Energy	11.2	5,660,887
Industrials	7.2	3,662,053
Materials	4.1	2,071,071
Telecommunication Services	3.5	1,771,293
Consumer Staples	3.2	1,603,642
Utilities	1.6	789,768
Health Care	1.5	774,534
Consumer Discretionary	1.4	698,854
Information Technology	1.2	614,653
Investment Funds	2.4	1,226,251
Short-Term Investments	39.8	20,093,390

Total Investments	96.6%	$48,847,312

4	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2014

Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $39,100,119)	$38,753,902
Affiliated investment, at value (identified cost, $10,093,410)	10,093,410
Cash	150,000
Restricted cash*	1,226,615
Foreign currency, at value (identified cost, $333,073)	325,927
Dividends receivable	21,193
Interest receivable from affiliated investment	2,766
Receivable for variation margin on open financial futures contracts	492,077
Receivable for open forward foreign currency exchange contracts	361,304
Total assets	$51,427,194

Liabilities
Payable for investments purchased	$133,086
Payable for open forward foreign currency exchange contracts	394,165
Payable for open swap contracts	176,162
Payable to affiliates:
Investment adviser fee	42,305
Trustees’ fees	233
Accrued foreign capital gains taxes	21,953
Accrued expenses	99,724
Total liabilities	$867,628
Net Assets applicable to investors’ interest in Portfolio	$50,559,566

Sources of Net Assets
Investors’ capital	$50,784,811
Net unrealized depreciation	(225,245)
Total	$50,559,566

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

5	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2014

Statement of Operations

Investment Income	Year Ended October 31, 2014(1)
Dividends (net of foreign taxes, $32,146)	$690,985
Interest (net of foreign taxes, $45)	8,259
Interest allocated from affiliated investment	23,662
Expenses allocated from affiliated investment	(2,897)
Total investment income	$720,009

Expenses
Investment adviser fee	$499,943
Trustees’ fees and expenses	2,946
Custodian fee	230,759
Legal and accounting services	71,083
Miscellaneous	13,492
Total expenses	$818,223
Deduct —
Reduction of custodian fee	$99
Total expense reductions	$99

Net expenses	$818,124

Net investment loss	$(98,115)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $56)	$(146,267)
Investment transactions allocated from affiliated investment	226
Financial futures contracts	1,411,395
Swap contracts	(453,152)
Foreign currency and forward foreign currency exchange contract transactions	69,724
Net realized gain	$881,926
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $21,953)	$(368,170)
Financial futures contracts	370,452
Swap contracts	(176,162)
Foreign currency and forward foreign currency exchange contracts	(51,365)
Net change in unrealized appreciation (depreciation)	$(225,245)

Net realized and unrealized gain	$656,681

Net increase in net assets from operations	$558,566

(1)	The Portfolio commenced operations on November 1, 2013.

6	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2014

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2014(1)
From operations —
Net investment loss	$(98,115)
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	881,926
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(225,245)
Net increase in net assets from operations	$558,566
Capital transactions —
Contributions	$50,001,000
Net increase in net assets from capital transactions	$50,001,000

Net increase in net assets	$50,559,566

Net Assets
At beginning of year	$—
At end of year	$50,559,566

(1)	The Portfolio commenced operations on November 1, 2013.

7	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2014

Supplementary Data

Ratios/Supplemental Data	Year Ended October 31, 2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.63%
Net investment loss	(0.19)%
Portfolio Turnover	112%

Total Return	1.10%

Net assets, end of year (000’s omitted)	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

8	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 1, 2013. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 83.7% and 16.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based upon the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

9

Global Macro Capital Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

10

Global Macro Capital Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $499,943 or 1.00% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $61,262,637 and $32,016,177, respectively, for the year ended October 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,443,142

Gross unrealized appreciation	$1,827,337
Gross unrealized depreciation	(2,423,167)

Net unrealized depreciation	$(595,830)

The net unrealized appreciation (depreciation) on foreign currency and derivative contracts at October 31, 2014 on a federal income tax basis was $84,227.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/4/14	Brazilian Real 5,500,000	United States Dollar 2,270,851	Standard Chartered Bank	$51,229	$—	$51,229
11/4/14	Brazilian Real 7,405,000	United States Dollar 3,029,621	Standard Chartered Bank	41,204	—	41,204

11

Global Macro Capital Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/4/14	Brazilian Real 1,905,000	United States Dollar 781,699	Standard Chartered Bank	$12,903	$—	$12,903
11/4/14	South Korean Won 3,451,723,000	United States Dollar 3,260,033	Bank of America, N.A.	30,290	—	30,290
11/4/14	South Korean Won 3,451,723,000	United States Dollar 3,273,637	Standard Chartered Bank	43,894	—	43,894
11/4/14	United States Dollar 779,396	Brazilian Real 1,905,000	Standard Chartered Bank	—	(10,600)	(10,600)
11/4/14	United States Dollar 2,250,225	Brazilian Real 5,500,000	Standard Chartered Bank	—	(30,604)	(30,604)
11/4/14	United States Dollar 3,047,451	Brazilian Real 7,405,000	Standard Chartered Bank	—	(59,033)	(59,033)
11/4/14	United States Dollar 3,394,025	South Korean Won 3,451,723,000	Bank of America, N.A.	—	(164,282)	(164,282)
11/4/14	United States Dollar 3,260,033	South Korean Won 3,451,723,000	Standard Chartered Bank	—	(30,290)	(30,290)
11/13/14	United States Dollar 2,428,586	New Taiwan Dollar 72,724,000	Standard Chartered Bank	—	(38,966)	(38,966)
11/18/14	British Pound Sterling 166,410	United States Dollar 278,151	BNP Paribas	11,975	—	11,975
11/18/14	British Pound Sterling 162,674	United States Dollar 271,292	BNP Paribas	11,092	—	11,092
11/21/14	United States Dollar 3,513,337	Indian Rupee 217,862,000	BNP Paribas	27,389	—	27,389
12/3/14	United States Dollar 3,269,885	South Korean Won 3,451,723,000	Standard Chartered Bank	—	(60,390)	(60,390)
1/7/15	United States Dollar 4,369,367	Mexican Peso 59,244,030	JPMorgan Chase Bank, N.A.	13,532	—	13,532
1/21/15	Euro 2,733,000	United States Dollar 3,488,429	Standard Chartered Bank	61,780	—	61,780
1/21/15	Euro 1,890,000	United States Dollar 2,412,415	Standard Chartered Bank	42,724	—	42,724
1/21/15	Euro 588,000	United States Dollar 750,529	Standard Chartered Bank	13,292	—	13,292

				$361,304	$(394,165)	$(32,861)

12

Global Macro Capital Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures

11/14	58 H-Shares Index	Long	$3,900,247	$4,022,961	$122,714
11/14	26 Hang Seng Index	Long	3,897,571	4,016,059	118,488
11/14	221 SGX CNX Nifty Index	Long	3,579,377	3,692,615	113,238
11/14	40 TAIEX Index	Long	2,290,336	2,369,955	79,619
12/14	16 E-mini MSCI Emerging Markets Index	Long	780,240	810,880	30,640
12/14	131 Mexican Bolsa IPC Index	Long	4,477,889	4,383,642	(94,247)

					$370,452

CNX	–	Credit Rating Information Services of India Limited
SGX	–	Singapore Exchange Limited
TAIEX	–	Taiwan Stock Exchange Capitalization Weighted Stock Index

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation

Citibank, N.A.	KRW 3,440,870	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	12/11/14	$(176,162)

					$(176,162)

KRW	–	South Korean Won

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substititute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $570,327. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $529,991 at October 31, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in

13

Global Macro Capital Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$464,699(1)		$(94,247	)(1)
Equity Price	Swap contracts	—		(176,162	)(2)
Foreign Exchange	Forward foreign currency exchange contracts	361,304	(3)	(394,165	)(4)

Total		$826,003		$(664,574)

Derivatives not subject to master netting or similar agreements		$464,699		$(94,247)

Total Derivatives subject to master netting or similar agreements		$361,304		$(570,327)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

(3)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(4)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$30,290	$(30,290)	$—	$—	$—
BNP Paribas	50,456	—	—	—	50,456
JPMorgan Chase Bank, N.A.	13,532	—	—	—	13,532
Standard Chartered Bank	267,026	(229,883)	—	—	37,143

	$361,304	$(260,173)	$—	$—	$101,131

14

Global Macro Capital Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(164,282)	$30,290	$—	$—	$(133,992)
Citibank, N.A.	(176,162)	—	176,162	—	—
Standard Chartered Bank	(229,883)	229,883	—	—	—

	$(570,327)	$260,173	$176,162	$—	$(133,992)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$1,411,395	$370,452
Equity Price	Swap contracts	(453,152)	(176,162)
Foreign Exchange	Forward foreign currency exchange contracts	204,711	(32,861)

Total		$1,162,954	$161,429

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$17,366,000	$1,302,000	$25,020,000	$6,369,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended November 30, 2014.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and

15

Global Macro Capital Opportunities Portfolio

October 31, 2014

Notes to Financial Statements — continued

financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$1,422,444	$7,121,967	$—	$8,544,411
Developed Europe	—	449,914	—	449,914
Emerging Europe	—	5,702,562	—	5,702,562
Latin America	3,412,468	—	—	3,412,468
Middle East/Africa	284,035	6,896,201	—	7,180,236

Total Common Stocks	$5,118,947	$20,170,644 *	$—	$25,289,591

Equity-Linked Securities	$—	$2,238,080	$—	$2,238,080
Investment Funds	—	1,226,251	—	1,226,251
Short-Term Investments —
U.S. Treasury Obligations	—	9,999,980	—	9,999,980
Other	—	10,093,410	—	10,093,410

Total Investments	$5,118,947	$43,728,365	$—	$48,847,312

Forward Foreign Currency Exchange Contracts	$—	$361,304	$—	$361,304
Futures Contracts	30,640	434,059	—	464,699

Total	$5,149,587	$44,523,728	$—	$49,673,315

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(394,165)	$—	$(394,165)
Futures Contracts	(94,247)	—	—	(94,247)
Swap Contracts	—	(176,162)	—	(176,162)

Total	$(94,247)	$(570,327)	$—	$(664,574)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

16

Global Macro Capital Opportunities Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2014, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the year then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Capital Opportunities Portfolio as of October 31, 2014, and the results of its operations, the changes in its net assets, and the supplementary data for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2014

17

Global Macro Capital Opportunities Portfolio

October 31, 2014

Special Meeting of Interestholders (Unaudited)

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	98.86%	1.14%
Cynthia E. Frost	98.79%	1.21%
George J. Gorman	98.78%	1.22%
Valerie A. Mosley	98.78%	1.22%
Harriett Tee Taggart	98.87%	1.13%

18

Global Macro Capital Opportunities Portfolio

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Global Macro Capital Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

19

Global Macro Capital Opportunities Portfolio

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Eric A. Stein 1980	President	2012	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit

20

Global Macro Capital Opportunities Portfolio

October 31, 2014

Management and Organization — continued

Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Global Macro Capital Opportunities Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

21

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s initial fiscal year October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Year Ended*	10/31/14
Audit Fees	$30,000
Audit-Related Fees(1)	$0
Tax Fees(2)	$22,500
All Other Fees(3)	$0

Total	$52,500

*	Fund commenced operations on November 1, 2013
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal year ended October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Year Ended*	10/31/14
Registrant	$22,500
Eaton Vance(1)	$99,750

*	Fund commenced operations on November 1, 2013
(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2014

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 11, 2014